UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Senior Income Trust (EVF)
Semi-Annual Report
December 31, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report December 31, 2025
Eaton Vance
Senior Income Trust

Eaton Vance
Senior Income Trust
December 31, 2025
Performance

Portfolio Manager(s) Daniel P. McElaney, CFA and Peter M. Campo, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	2.16%	3.75%	6.17%	6.92%
Fund at Market Price	—	(3.28)	(6.22)	5.26	6.90

Morningstar® LSTA® US Leveraged Loan IndexSM	—	3.01%	5.90%	6.42%	5.82%
% Premium/Discount to NAV[3]
As of period end	(9.76)%
Distributions [4]
Total Distributions per share for the period	$0.24
Distribution Rate at NAV	8.01%
Distribution Rate at Market Price	8.88
% Total Leverage[5]
Auction Preferred Shares (APS)	22.94%
Borrowings	12.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Senior Income Trust
December 31, 2025
Fund Profile

Top 10 Issuers (% of total investments)[1]
Asurion LLC	0.9%
UKG, Inc.	0.8
Great Outdoors Group LLC	0.8
Boxer Parent Co., Inc.	0.7
Serta Simmons Bedding LLC	0.7
Virgin Media Bristol LLC	0.7
Cloud Software Group, Inc.	0.7
Greystar Real Estate Partners LLC	0.6
Imprivata, Inc.	0.6
Allied Universal Holdco LLC	0.6
Total	7.1%

Top 10 Industries (% of total investments)[1]
Software	10.8%
Health Care Providers & Services	5.9
Machinery	5.5
Professional Services	4.8
Capital Markets	4.0
Hotels, Restaurants & Leisure	3.5
Commercial Services & Supplies	3.5
Chemicals	3.3
IT Services	3.2
Insurance	3.1
Total	47.6%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Senior Income Trust
December 31, 2025
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.
Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2021 tender offer by the Fund for a portion of its common shares at 99% of the Fund’s NAV. Had this tender offer not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.1%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.905%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$950	$ 934,413
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.905%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	500	502,735
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,000	994,018
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.605%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	500	494,714
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	984,721
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.846%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	495,642
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.544%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	500	494,506
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 8.753%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	500	496,090
RR 27 Ltd., Series 2023-27A, Class DR, 8.755%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,000	1,007,554
RR 29 Ltd., Series 2024-29RA, Class DR, 9.755%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	250	253,062
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.808%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	500	506,625
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 10.916%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	500	503,163
Voya CLO Ltd., Series 2013-1A, Class DR, 10.646%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	922,173
Total Asset-Backed Securities (identified cost $8,676,361)		$ 8,589,416

Common Stocks — 1.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	29	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	4,716	$ 52,661
		$ 52,661
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.0%†
Luxco Co. Ltd.(4)(5)	1,968	$ 35,444
		$ 35,444
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	1,256	$ 11,681
		$ 11,681
Health Care — 0.4%
Cano Health, Inc.(4)(5)	42,627	$ 130,012
Envision Parent, Inc.(4)(5)	19,128	288,718
		$ 418,730
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	35,996	$ 350,961
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 350,961
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	6,311	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	1,922	$ 0
		$ 0
Pharmaceuticals — 0.9%
Mallinckrodt International Finance SA(4)(5)	8,609	$ 886,727
Par Health, Inc.(4)	8,609	80,709
		$ 967,436
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	995	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(3)(4)(5)	269	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu (3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,493,607)		$ 1,836,913

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 128,575
		$ 128,575
Automotive — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$260	$ 269,773
		$ 269,773
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$135	$ 135,728
		$ 135,728
Commercial Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	$260	$ 270,855
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	130	128,814
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	260	256,323
		$ 655,992
Computers — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$260	$ 274,217
		$ 274,217
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$260	$ 271,714
		$ 271,714
Food Service — 0.3%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	$272	$ 291,386
		$ 291,386
Health Care — 0.4%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$135	$ 133,034
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	260	263,605
		$ 396,639
Security	Principal Amount (000's omitted)	Value
Health Care Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 134,708
		$ 134,708
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$260	$ 271,731
Univision Communications, Inc., 9.375%, 8/1/32(1)	260	279,638
		$ 551,369
Metals/Mining — 0.3%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$260	$ 272,280
		$ 272,280
Oil and Gas — 0.1%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$100	$ 103,164
		$ 103,164
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$260	$ 264,525
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	260	259,880
		$ 524,405
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$260	$ 270,599
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	260	274,966
		$ 545,565
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$260	$ 274,899
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	260	269,417
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	119	118,406
		$ 662,722
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$260	$ 246,068
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	260	270,972
		$ 517,040
Total Corporate Bonds (identified cost $5,705,535)		$ 5,735,277

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(3)(4)(5)	18,535	$ 99,904
		$ 99,904
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	1,574	$ 38,169
Series G1(4)	1,088	26,112
		$ 64,281
Total Preferred Stocks (identified cost $218,379)		$ 164,185

Senior Floating-Rate Loans — 134.0%(6)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.6%
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	426	$ 428,152
Term Loan, 12/11/31(7)	21	20,872
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	174	174,990
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)	202	121,612
Kaman Corp.:
Term Loan, 6.322% - 6.544%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	455	457,001
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(7)	43	43,309
Novaria Holdings LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	346	346,363
TransDigm, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	989	993,567
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	173	175,163
		$ 2,761,029
Air Freight & Logistics — 0.6%
AIT Worldwide Logistics, Inc., Term Loan, 7.887%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	371	$ 374,035
Borrower/Description	Principal Amount* (000's omitted)		Value
Air Freight & Logistics (continued)
Stonepeak Nile Parent LLC, Term Loan, 6.162%, (3 mo. USD Term SOFR + 2.25%), 4/9/32		225	$ 225,281
			$ 599,316
Airlines — 0.6%
American Airlines, Inc., Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		598	$ 600,412
			$ 600,412
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		625	$ 623,047
			$ 623,047
Auto Components — 3.2%
Adient U.S. LLC, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		317	$ 318,338
Autokiniton U.S. Holdings, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		717	711,759
Clarios Global LP, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		617	618,811
DexKo Global, Inc.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	91	106,081
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	155,788
Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		193	191,477
First Brands Group LLC:
DIP Loan, 13.843%, (1 mo. USD Term SOFR + 10.00%), 5.393% cash, 8.45% PIK, 6/29/26		31	6,081
Term Loan, 3/30/27(9)		250	1,348
Garrett LX I SARL, Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		312	312,975
LTI Holdings, Inc., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		494	497,409
RealTruck Group, Inc.:
Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		484	374,714
Term Loan, 8.831%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		197	153,859
			$ 3,448,640
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		251	$ 230,184
			$ 230,184

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 1.4%
Arterra Wines Canada, Inc., Term Loan, 7.434%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		474	$ 467,375
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		35	14,261
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		717	719,385
Sazerac Co., Inc., Term Loan, 6.50%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		299	300,206
			$ 1,501,227
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		441	$ 444,865
			$ 444,865
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	150	$ 177,721
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		319	321,142
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		371	373,299
			$ 872,162
Building Products — 1.4%
Cornerstone Building Brands, Inc., Term Loan, 7.10%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		442	$ 348,303
LBM Acquisition LLC:
Term Loan, 7.584%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		124	116,997
Term Loan, 8.734%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		125	124,836
MI Windows & Doors LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		690	691,045
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		352	254,136
			$ 1,535,317
Capital Markets — 6.2%
Advisor Group, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32		464	$ 466,042
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		386	388,854
Aretec Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		251	252,385
Citco Funding LLC, Term Loan, 6.511%, (1 mo. USD Term SOFR + 2.75%), 4/27/28		220	221,671
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Edelman Financial Center LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		802	$ 807,647
EIG Management Co. LLC, Term Loan, 8.716%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		103	102,949
Focus Financial Partners LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		989	991,865
Franklin Square Holdings LP, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		271	264,103
HighTower Holdings LLC, Term Loan, 6.651%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		805	807,443
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		469	470,540
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		170	170,756
NEXUS Buyer LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		323	319,347
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		173	174,169
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		225	226,318
Saphilux SARL, Term Loan, 6.73% - 6.91%, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7/18/28		572	576,596
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		299	301,352
			$ 6,542,037
Chemicals — 5.1%
Aruba Investments Holdings LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	238	$ 253,143
Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		333	307,190
Charter NEX U.S., Inc., Term Loan, 6.50%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		806	808,186
Chemours Co., Term Loan, 10/15/32(9)		350	346,937
CP Iris HoldCo I, Inc.:
Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		267	266,032
Term Loan, 10/27/32(7)		33	32,843
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		470	452,398
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		97	66,726
INEOS U.S. Finance LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		296	238,667

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
INEOS U.S. Finance LLC: (continued)
Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	709	$ 577,444
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	246	216,155
Minerals Technologies, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	149	149,242
Nouryon Finance BV, Term Loan, 7.162%, (3 mo. USD Term SOFR + 3.25%), 4/3/28	172	171,896
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	625	620,560
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	0 (10)	149
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	146	136,337
Tronox Finance LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	645	530,309
W.R. Grace & Co.-Conn., Term Loan, 6.689%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	200	200,061
		$ 5,374,275
Commercial Services & Supplies — 5.5%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	383	$ 386,590
Allied Universal Holdco LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	748	752,917
Belfor Holdings, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	152	152,584
EnergySolutions LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	654	659,276
Foundever Group, Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	367	247,558
Garda World Security Corp., Term Loan, 6.75%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	783	786,805
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	174	175,468
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	424	426,269
Heritage-Crystal Clean, Inc., Term Loan, 7.48%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	445	447,139
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.373%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	559	562,817
Monitronics International, Inc., Term Loan, 11.434% - 11.478%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28	210	210,018
MV Holding GmbH, Term Loan, 5.721%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	174	175,070
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	222	$ 222,347
Reworld Holding Corp.:
Term Loan, 1/15/31(9)	366	366,354
Term Loan, 1/15/31(9)	59	59,532
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	199	200,388
		$ 5,831,132
Communications Equipment — 0.2%
Viavi Solutions, Inc., Term Loan, 6.394%, (3 mo. USD Term SOFR + 2.50%), 10/16/32	200	$ 201,500
		$ 201,500
Construction Materials — 1.0%
Quikrete Holdings, Inc.:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	414	$ 416,209
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	397	398,173
Smyrna Ready Mix Concrete LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/2/29	299	301,491
		$ 1,115,873
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd., Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32	625	$ 629,166
		$ 629,166
Containers & Packaging — 2.1%
Altium Packaging LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	123	$ 119,277
Berlin Packaging LLC, Term Loan, 7.123% - 7.235%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR+ 3.25%), 6/7/31	510	511,466
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.891%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	530	530,724
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32	450	454,430
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 10.855%, (3 mo. USD Term SOFR + 6.75%), 10/1/29	100	3,822

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower LLC, Term Loan, 7.878% - 7.905%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		368	$ 369,486
Trivium Packaging BV, Term Loan, 5.81%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	175	206,902
			$ 2,196,107
Distributors — 0.4%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		350	$ 346,864
Phillips Feed Service, Inc., Term Loan, 10.816%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		48	29,512
			$ 376,376
Diversified Consumer Services — 2.7%
Ascend Learning LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		562	$ 565,091
Fugue Finance BV, Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		593	595,322
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		414	403,030
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		149	149,062
Spring Education Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		491	494,645
Wand NewCo 3, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		707	708,230
			$ 2,915,380
Diversified Financial Services — 0.3%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	250	$ 283,150
			$ 283,150
Diversified Telecommunication Services — 2.3%
Altice France SA, Term Loan, 10.86%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		335	$ 335,213
Anuvu Holdings 2 LLC, Term Loan, 12.051%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		518	9,531
Level 3 Financing, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		650	652,681
Lumen Technologies, Inc., Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		320	318,754
Virgin Media Bristol LLC, Term Loan, 7.115%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,075	1,078,359
			$ 2,394,538
Borrower/Description	Principal Amount* (000's omitted)	Value
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	575	$ 571,936
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(7)	73	72,864
		$ 644,800
Electrical Equipment — 1.6%
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	572	$ 576,584
Nvent Electric PLC, Term Loan, 6.843%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	324	326,721
WEC U.S. Holdings Ltd., Term Loan, 5.873%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	839	841,742
		$ 1,745,047
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 9/8/32	753	$ 755,529
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	387	387,211
Ingram Micro, Inc., Term Loan, 5.982%, (1 mo. USD Term SOFR + 2.25%), 9/22/31	244	245,924
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	224	213,166
		$ 1,601,830
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 14.842%, (1 mo. USD Term SOFR + 11.00%), 3.842% cash, 11.00% PIK, 12/31/25(3)	31	$ 610
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	297	298,375
		$ 298,985
Engineering & Construction — 2.6%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	288	$ 289,415
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	123	99,990
Azuria Water Solutions, Inc.:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	421	423,477
Term Loan, 5/17/28(7)	19	19,606
Construction Partners, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	149	149,799

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Crown Subsea Communications Holding, Inc., Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		600	$ 605,400
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		275	276,031
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		666	671,963
Platea BC Bidco AB:
Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	188	223,222
Term Loan, 5.518%, (3 mo. EURIBOR + 3.50%), 4/3/31(7)	EUR	38	44,645
			$ 2,803,548
Entertainment — 2.4%
Creative Artists Agency LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		721	$ 724,360
EOC Borrower LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		995	1,001,965
Pretzel Parent, Inc., Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		273	270,208
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		498	499,910
Vue Entertainment International Ltd., Term Loan, 10.103%, (6 mo. EURIBOR + 8.00%), 2.103% cash, 8.00% PIK, 12/31/27	EUR	34	25,910
			$ 2,522,353
Financial Services — 1.6%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		320	$ 321,172
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		160	160,900
Nuvei Technologies Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		149	149,242
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		320	322,611
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		323	322,129
Walker & Dunlop, Inc., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		199	199,741
WEX, Inc., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		248	248,540
			$ 1,724,335
Food Products — 2.1%
CHG PPC Parent LLC, Term Loan, 6.831%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		120	$ 120,869
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.:
DIP Loan, 13.35%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		143	$ 137,162
Term Loan, 0.00%, 8/2/28(8)		42	20,865
Term Loan, 0.00%, 8/2/28(8)		37	18,546
Term Loan, 13.35% - 13.559%, (1 mo. USD Term SOFR + 9.60%), 4/2/26		201	166,823
Term Loan - Second Lien, 0.00%, 8/2/28(8)		294	13,963
Froneri Lux Finco SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/30/32		250	250,349
Newly Weds Foods, Inc., Term Loan, 5.984%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		348	349,265
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		582	586,032
PFI Lower Midco LLC, Term Loan, 7.873%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		200	201,750
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	350	415,507
			$ 2,281,131
Gas Utilities — 0.5%
CQP Holdco LP, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		500	$ 502,345
			$ 502,345
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc., Term Loan, 6.939%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		274	$ 274,766
			$ 274,766
Health Care Equipment & Supplies — 1.4%
Bausch & Lomb Corp., Term Loan, 7.966%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		657	$ 664,820
Journey Personal Care Corp., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		342	342,334
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		439	440,690
			$ 1,447,844
Health Care Providers & Services — 8.5%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		555	$ 558,653
Cano Health LLC, Term Loan, 13.172%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		215	155,537
CCRR Parent, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		675	198,354

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		671	$ 672,909
Electron BidCo, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 11/1/28		194	194,769
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		320	322,056
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		650	654,826
Hanger, Inc.:
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		330	331,230
Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(7)		43	42,874
Heartland Dental LLC, Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		348	350,117
IVC Acquisition Ltd.:
Term Loan, 6.035%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	400	474,898
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		270	271,433
MDVIP, Inc., Term Loan, 6.73%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		149	149,903
MED ParentCo LP, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		348	349,701
Midwest Physician Administrative Services LLC, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		248	226,308
National Mentor Holdings, Inc.:
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		414	415,043
Term Loan, 12/12/30(7)		177	177,293
Pacific Dental Services LLC, Term Loan, 6.236%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		320	321,685
Phoenix Guarantor, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		442	444,817
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		197	197,973
Raven Acquisition Holdings LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		417	418,690
Term Loan, 11/19/31(7)		30	30,132
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		628	452,278
Select Medical Corp., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		272	272,250
Surgery Center Holdings, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		634	637,338
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	177,341
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC: (continued)
Term Loan, 5.816%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	150	$ 178,026
U.S. Anesthesia Partners, Inc., Term Loan, 7.987%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		396	398,247
			$ 9,074,681
Health Care Technology — 4.2%
athenahealth Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		771	$ 773,324
Cotiviti Corp., Term Loan - Second Lien, 6.623%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		995	957,693
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1,034	1,040,245
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		461	462,604
Press Ganey Holdings, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		420	421,015
Project Ruby Ultimate Parent Corp., Term Loan, 6.581%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		527	528,793
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		279	237,735
			$ 4,421,409
Hotels, Restaurants & Leisure — 5.1%
Betclic Everest Group, Term Loan, 5.005%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	125	$ 148,629
Caesars Entertainment, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		639	633,835
Fertitta Entertainment LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		879	879,529
Herschend Entertainment Co. LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		149	150,478
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		544	534,340
IRB Holding Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		345	345,967
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		418	387,482
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		593	582,875
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		707	703,887

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 12/30/32(9)	325	$ 321,344
Voyager Parent LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 7/1/32	773	774,586
		$ 5,462,952
Household Durables — 1.7%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	280	$ 270,722
Madison Safety & Flow LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	186	187,548
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	274	272,485
Serta Simmons Bedding LLC:
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	693	655,478
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	75	75,357
Somnigroup International, Inc., Term Loan, 5.91%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	367	369,477
		$ 1,831,067
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	494	$ 323,777
		$ 323,777
Independent Power and Renewable Electricity Producers — 1.4%
Cogentrix Finance Holdco I LLC, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/26/32	642	$ 646,921
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	302	303,725
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	19	19,188
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	497	500,440
		$ 1,470,274
Insurance — 4.8%
Acrisure LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	796	$ 796,354
Alera Group, Inc., Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	574	576,972
Alliant Holdings Intermediate LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	613	615,074
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	155	155,830
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Broadstreet Partners, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		591	$ 593,978
IMA Financial Group, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		400	401,468
Ryan Specialty Group LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		347	347,548
Siaci Saint Honore, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	325	387,056
Trucordia Insurance Holdings LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		399	397,005
Truist Insurance Holdings LLC:
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		230	230,510
Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		132	133,607
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		493	493,983
			$ 5,129,385
Interactive Media & Services — 1.3%
Arches Buyer, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		776	$ 778,213
X Corp., Term Loan, 10.448%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		648	637,666
			$ 1,415,879
IT Services — 4.9%
Asurion LLC:
Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		492	$ 493,538
Term Loan - Second Lien, 9.081%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		750	748,714
Term Loan - Second Lien, 9.081%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		325	320,080
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		420	413,819
Go Daddy Operating Co. LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		491	492,124
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		774	742,111
Newfold Digital Holdings Group, Inc.:
Term Loan, 7.384%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		799	670,495
Term Loan, 7.384%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		141	89,932
Nielsen Consumer, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		348	349,218
Plano HoldCo, Inc., Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		149	144,781

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Finance LLC:
Term Loan, 10.115%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		189	$ 192,756
Term Loan - Second Lien, 6.615%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		275	102,855
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		495	497,122
			$ 5,257,545
Leisure Products — 0.6%
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		664	$ 669,565
			$ 669,565
Life Sciences Tools & Services — 1.7%
Loire Finco Luxembourg SARL:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	225	$ 267,602
Term Loan, 7.716%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		142	142,710
Parexel International Corp., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		598	601,237
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		801	806,071
			$ 1,817,620
Machinery — 8.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		199	$ 199,868
AI Aqua Merger Sub, Inc., Term Loan, 6.854% - 6.873%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 7/31/28		582	584,060
Apex Tool Group LLC:
Term Loan, 8.966%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		95	81,409
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		215	64,521
Term Loan, 9.716%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		2	586
Term Loan, 10.716%, (1 mo. USD Term SOFR + 7.00%), 1/7/30		4	3,850
Term Loan, 13.716%, (1 mo. USD Term SOFR + 10.00%), 1/7/30		63	31,398
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		200	201,328
Barnes Group, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		363	364,254
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
BG MS U.S. Holding LLC, Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		250	$ 250,000
Cleanova U.S. Holdings LLC, Term Loan, 8.483%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		274	275,684
Conair Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		350	184,233
CoorsTek, Inc., Term Loan, 6.859%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		275	277,579
CPM Holdings, Inc., Term Loan, 8.343%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		491	489,590
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		423	425,820
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		213	213,518
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		272	272,446
Engineered Machinery Holdings, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		931	938,420
Filtration Group Corp., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		162	162,788
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		691	693,770
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		589	594,625
Jennmar Inter III LLC, Term Loan, 8.734%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		200	199,000
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		244	245,716
Roper Industrial Products Investment Co. LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		539	542,400
SPX Flow, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		444	445,270
TK Elevator Midco GmbH:
Term Loan, 5.121%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	400	475,500
Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		410	412,971
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	300	356,288
			$ 8,986,892
Media — 1.2%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		565	$ 566,095

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
ABG Intermediate Holdings 2 LLC: (continued)
Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	174	$ 174,057
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	173	173,575
Fleet Midco I Ltd., Term Loan, 6.792%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	181	181,681
Gray Television, Inc., Term Loan, 6.987%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	129	129,796
Hubbard Radio LLC, Term Loan, 8.216%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	178	40,109
		$ 1,265,313
Metals/Mining — 0.5%
Arsenal AIC Parent LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	415	$ 416,270
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	107	107,319
		$ 523,589
Oil, Gas & Consumable Fuels — 2.0%
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	331	$ 332,339
Hilcorp Energy I LP, Term Loan, 5.736%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	248	248,902
ITT Holdings LLC, Term Loan, 6.191%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	244	246,154
Matador Bidco SARL, Term Loan, 8.066%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	582	583,827
Natgasoline LLC, Term Loan, 9.216%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	147	148,720
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	239	240,749
Oxbow Carbon LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	138	138,292
Whitewater Matterhorn Holdings LLC, Term Loan, 5.983%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	150	150,781
		$ 2,089,764
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	246	$ 247,045
		$ 247,045
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals LLC, Term Loan, 7.216%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		175	$ 176,308
Bausch Health Cos., Inc., Term Loan, 9.966%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		249	243,590
Jazz Financing Lux SARL, Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		462	464,753
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		150	142,125
			$ 1,026,776
Professional Services — 7.1%
AAL Delaware Holdco, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		421	$ 424,088
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		572	575,101
Camelot U.S. Acquisition LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		395	390,203
Citrin Cooperman Advisors LLC, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		399	400,662
CohnReznick LLP:
Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		193	194,598
Term Loan, 3/31/32(7)		31	31,001
CoreLogic, Inc., Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		484	484,683
EAB Global, Inc., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		783	698,154
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		346	266,678
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		544	109,572
First Advantage Holdings LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		396	392,531
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	200	238,399
Grant Thornton Advisors LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		617	619,151
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		225	223,312
Highspring Holdings LLC, Term Loan, 8.822%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		342	279,618
iSolved, Inc., Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		147	148,105
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		597	599,962
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		585	579,808

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	425	$ 504,532
Tempo Acquisition LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		398	383,358
			$ 7,543,516
Real Estate Management & Development — 1.3%
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		1,056	$ 1,063,006
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		325	322,563
			$ 1,385,569
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		236	$ 237,312
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		43	43,393
Hertz Corp., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		196	163,906
			$ 444,611
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(8)		199	$ 71,461
			$ 71,461
Software — 16.1%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		196	$ 196,872
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(7)		26	26,332
Term Loan, 0.00%, 2/25/28(8)		152	31,892
Term Loan, 0.00%, 10/25/28(8)		213	900
Term Loan, 0.00%, 10/25/29(8)		329	1,662
Term Loan, 12.735%, (3 mo. USD Term SOFR + 8.75%), 4/1/26		11	10,987
Avalara, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		124	125,058
Boost Newco Borrower LLC, Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		842	843,885
Boxer Parent Co., Inc.:
Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 7/30/31	EUR	118	140,143
Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		951	949,281
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Calabrio, Inc., Term Loan, 7.822%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	325	$ 307,125
Cloud Software Group, Inc., Term Loan, 3/21/31(9)	800	801,936
Cloudera, Inc.:
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	495	475,106
Term Loan - Second Lien, 9.816%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	200	175,302
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	394	376,485
Dayforce, Inc., Term Loan, 8/20/32(9)	500	499,110
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	396	396,778
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	398	391,723
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	620	623,667
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	967	970,765
Fiserv Investment Solutions, Inc., Term Loan, 7.889%, (3 mo. USD Term SOFR + 4.00%), 2/18/27	438	433,712
Marcel LUX IV SARL, Term Loan, 6.93%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	646	650,303
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	679	629,003
OceanKey (U.S.) II Corp., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	417	411,426
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	359	300,817
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	88	90,351
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	408	408,916
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	697	696,676
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	470	471,967
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	960	966,929
Quartz Acquireco LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	711	711,144
RealPage, Inc.:
Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	791	791,034
Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	124	124,618

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 9.816%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		482	$ 428,543
Term Loan, 10.066%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		92	82,630
SkillSoft Corp., Term Loan, 9.081%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		292	211,847
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		599	598,874
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		1,302	1,305,085
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		464	432,918
			$ 17,091,802
Specialty Retail — 4.1%
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		371	$ 373,125
Boels Topholding BV, Term Loan, 4.685%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	237	281,597
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		398	400,032
Great Outdoors Group LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		1,236	1,244,639
Harbor Freight Tools USA, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		593	587,635
Homeserve USA Holding Corp., Term Loan, 5.734%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		270	271,033
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		581	582,593
Mavis Tire Express Services Corp., Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 5/4/28		397	398,900
Speedster Bidco GmbH, Term Loan, 6.676% - 6.689%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		248	249,991
			$ 4,389,545
Trading Companies & Distributors — 2.9%
CD&R Hydra Buyer, Inc., Term Loan, 7.816%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		368	$ 368,806
DXP Enterprises, Inc.:
Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		196	197,980
Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		199	201,000
Kodiak Building Partners, Inc., Term Loan, 7.466%, (1 mo. USD Term SOFR + 3.75%), 12/4/31		318	311,032
Paint Intermediate III LLC, Term Loan, 6.87%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		149	149,852
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Quimper AB, Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	125	$ 148,946
Spin Holdco, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		703	545,911
White Cap Buyer LLC, Term Loan, 6.966%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		859	863,239
Windsor Holdings III LLC, Term Loan, 6.466%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		318	318,948
			$ 3,105,714
Transportation Infrastructure — 1.0%
Brown Group Holding LLC, Term Loan, 6.466% - 6.59%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31		618	$ 621,604
KKR Apple Bidco LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		491	494,357
			$ 1,115,961
Total Senior Floating-Rate Loans (identified cost $146,706,522)			$142,484,429

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,346	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(3)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(11)	2,105,614	$ 2,105,614
Total Short-Term Investments (identified cost $2,105,613)		$ 2,105,614
Total Investments — 151.4% (identified cost $165,906,017)		$160,915,834
Less Unfunded Loan Commitments — (0.4)%		$ (422,904)
Net Investments — 151.0% (identified cost $165,483,113)		$160,492,930
Other Assets, Less Liabilities — (51.0)%		$ (54,175,758)
Net Assets Applicable to Common Shares — 100.0%		$106,317,172
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $14,324,693 or 13.5% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At December 31, 2025, the total value of unfunded loan commitments is $425,305. See Note 1F for description.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after December 31, 2025, at which time the interest rate will be determined.
(10)	Principal amount is less than $500.
(11)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,630,611	EUR	3,122,552	Standard Chartered Bank	1/5/26	$ —	$ (39,011)
USD	3,672,264	EUR	3,122,551	Standard Chartered Bank	2/3/26	—	(2,403)
USD	1,357,980	EUR	1,167,347	HSBC Bank USA, N.A.	2/27/26	—	(17,317)
USD	1,556,756	EUR	1,337,521	Standard Chartered Bank	2/27/26	—	(19,030)
USD	661,034	GBP	501,286	Standard Chartered Bank	2/27/26	—	(14,599)
USD	2,851,812	EUR	2,411,004	Deutsche Bank AG	3/31/26	7,174	—
						$7,174	$(92,360)

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Statement of Assets and Liabilities (Unaudited)

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $163,377,499)	$ 158,387,316
Affiliated investments, at value (identified cost $2,105,614)	2,105,614
Cash	1,188,648
Foreign currency, at value (identified cost $3,605,967)	3,618,505
Interest receivable	977,348
Dividends receivable from affiliated investments	9,079
Receivable for investments sold	1,596,947
Receivable for open forward foreign currency exchange contracts	7,174
Trustees' deferred compensation plan	97,002
Prepaid upfront fees on notes payable	5,742
Prepaid expenses	1,046
Total assets	$167,994,421
Liabilities
Notes payable	$ 20,000,000
Payable for investments purchased	3,493,508
Payable for open forward foreign currency exchange contracts	92,360
Payable to affiliates:
Investment adviser fee	95,658
Administration fee	34,787
Trustees' fees	2,860
Trustees' deferred compensation plan	97,002
Accrued expenses	244,464
Total liabilities	$ 24,060,639
Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 37,616,610
Commitments and contingencies (see Note 12)
Net assets applicable to common shares	$106,317,172
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 181,703
Additional paid-in capital	143,023,081
Accumulated loss	(36,887,612)
Net assets applicable to common shares	$106,317,172
Common Shares Issued and Outstanding	18,170,289
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 5.85

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2025
Investment Income
Dividend income	$ 767
Dividend income from affiliated investments	64,220
Interest income	6,546,038
Other income	43,840
Total investment income	$ 6,654,865
Expenses
Investment adviser fee	$ 570,541
Administration fee	206,718
Trustees’ fees and expenses	5,745
Custodian fee	43,644
Transfer and dividend disbursing agent fees	7,600
Legal and accounting services	55,236
Printing and postage	13,198
Interest expense and fees	523,086
Preferred shares service fee	16,393
Miscellaneous	84,536
Total expenses	$ 1,526,697
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 2,278
Total expense reductions	$ 2,278
Net expenses	$ 1,524,419
Net investment income	$ 5,130,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,918,406)
Foreign currency transactions	8,222
Forward foreign currency exchange contracts	(65,978)
Net realized loss	$(1,976,162)
Change in unrealized appreciation (depreciation):
Investments	$ (275,322)
Foreign currency	(10,466)
Forward foreign currency exchange contracts	217,446
Net change in unrealized appreciation (depreciation)	$ (68,342)
Net realized and unrealized loss	$(2,044,504)
Distributions to preferred shareholders	$ (990,504)
Net increase in net assets from operations	$ 2,095,438

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Statements of Changes in Net Assets

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,130,446	$ 12,028,343
Net realized loss	(1,976,162)	(1,311,662)
Net change in unrealized appreciation (depreciation)	(68,342)	(1,407,192)
Distributions to preferred shareholders	(990,504)	(2,225,912)
Net increase in net assets from operations	$ 2,095,438	$ 7,083,577
Distributions to common shareholders*	$ (4,342,699)	$ (9,942,253)
Tax return of capital to common shareholders	$ —	$ (568,405)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$ —	$ 4,721,030
Reinvestment of distributions to common shareholders	—	134,698
Net increase in net assets from capital share transactions	$ —	$ 4,855,728
Net increase (decrease) in net assets	$ (2,247,261)	$ 1,428,647
Net Assets Applicable to Common Shares
At beginning of period	$ 108,564,433	$ 107,135,786
At end of period	$106,317,172	$108,564,433
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
December 31, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 2,095,438
Distributions to preferred shareholders	990,504
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 3,085,942
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(34,725,561)
Investments sold and principal repayments	40,278,571
Increase in short-term investments, net	(400,865)
Net amortization/accretion of premium (discount)	(271,010)
Amortization of prepaid upfront fees on notes payable	8,832
Decrease in interest receivable	96,528
Increase in dividends receivable from affiliated investments	(89)
Increase in Trustees’ deferred compensation plan	(2,555)
Decrease in prepaid expenses	1,626
Decrease in payable to affiliates for investment adviser fee	(379)
Decrease in payable to affiliates for administration fee	(120)
Increase in payable to affiliates for Trustees' fees	25
Increase in payable to affiliates for Trustees' deferred compensation plan	2,555
Decrease in accrued expenses	(75,822)
Decrease in unfunded loan commitments	(32,165)
Net change in unrealized (appreciation) depreciation from investments	275,322
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(217,446)
Net realized loss from investments	1,918,406
Net cash provided by operating activities	$ 9,941,795
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (4,342,699)
Cash distributions paid to preferred shareholders	(1,002,115)
Proceeds from notes payable	5,000,000
Repayments of notes payable	(8,000,000)
Net cash used in financing activities	$ (8,344,814)
Net increase in cash*	$ 1,596,981
Cash at beginning of period (including foreign currency)	$ 3,210,172
Cash at end of period (including foreign currency)	$ 4,807,153
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 543,101
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(7,128).

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period (Common shares)	$ 5.97	$ 6.16	$ 6.11	$ 6.06	$ 6.90	$ 6.20
Income (Loss) From Operations
Net investment income(1)	$ 0.28	$ 0.67	$ 0.79	$ 0.67	$ 0.36	$ 0.41
Net realized and unrealized gain (loss)	(0.11)	(0.17)	0.09	0.04	(0.87)	0.70
Distributions to preferred shareholders: From net investment income(1)	(0.05)	(0.12)	(0.15)	(0.10)	(0.01)	(0.00) (2)
Total income (loss) from operations	$ 0.12	$ 0.38	$ 0.73	$ 0.61	$ (0.52)	$ 1.11
Less Distributions to Common Shareholders
From net investment income	$ (0.24)*	$ (0.56)	$ (0.68)	$ (0.56)	$ (0.37)	$ (0.41)
Tax return of capital	—	(0.02)	(0.02)	—	(0.02)	—
Total distributions to common shareholders	$(0.24)	$(0.58)	$ (0.70)	$ (0.56)	$ (0.39)	$ (0.41)
Premium from common shares sold through shelf offering (see Note 6)(1)	$ —	$ 0.01	$ 0.01	$ —	$ —	$ —
Discount on tender offer (see Note 6)(1)	$ —	$ —	$ 0.01	$ —	$ 0.07	$ —
Net asset value — End of period (Common shares)	$ 5.85	$ 5.97	$ 6.16	$ 6.11	$ 6.06	$ 6.90
Market value — End of period (Common shares)	$ 5.27	$ 5.69	$ 6.34	$ 5.46	$ 5.46	$ 6.80
Total Investment Return on Net Asset Value(3)	2.16% (4)	6.76%	13.22%	11.71%	(6.68)% (5)	18.65%
Total Investment Return on Market Value(3)	(3.28)% (4)	(1.13)%	30.40%	10.80%	(14.68)%	36.01%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$106,317	$108,564	$107,136	$107,079	$106,208	$261,425
Ratios (as a percentage of average daily net assets applicable to common shares):(6)(7)†
Expenses excluding interest and fees	1.85% (8)	1.85%	2.00%	1.99%	1.91%	1.96%
Interest and fee expense(9)	0.97% (8)	1.04%	1.21%	1.05%	0.47%	0.57%
Total expenses	2.82% (8)	2.89%	3.21%	3.04%	2.38%	2.53%
Net expenses	2.82% (8)(10)	2.89% (10)	3.21% (10)	3.04% (10)	2.38%	2.53%
Net investment income	9.48% (8)	10.99%	12.72%	11.15%	5.31%	6.08%
Portfolio Turnover	22% (4)	24%	34%	27%	43%	40%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 20,000	$ 23,000	$ 12,000	$ 20,000	$ 26,000	$103,000
Asset coverage per $1,000 of notes payable(11)	$ 8,197	$ 7,356	$ 13,064	$ 8,235	$ 6,531	$ 3,903
Total preferred shares outstanding	1,504	1,504	1,504	1,504	1,504	1,504
Asset coverage per preferred share(12)	$ 71,152	$ 69,799	$ 79,014	$ 71,481	$ 66,752	$ 71,484
Involuntary liquidation preference per preferred share(13)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(13)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(4)	Not annualized.
(5)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 99% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been (7.90)%.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(7)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(8)	Annualized.
(9)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 8).
(10)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended December 31, 2025 and the years ended June 30, 2025, 2024 and 2023, respectively).
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.
(13)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Expenses excluding interest and fees	1.21%	1.22%	1.30%	1.29%	1.28%	1.25%
Interest and fee expense	0.63%	0.68%	0.78%	0.68%	0.32%	0.36%
Total expenses	1.84%	1.90%	2.08%	1.97%	1.60%	1.61%
Net investment income	6.21%	7.22%	8.23%	7.23%	3.57%	3.87%

See Notes to Financial Statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2025, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to December 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares
The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.
The number of APS issued and outstanding as of December 31, 2025 are as follows:
APS Issued and Outstanding
Series A	752
Series B	752
The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2025, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at December 31, 2025	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	4.57%	$495,752	5.16%	4.54-5.46
Series B	4.57	494,752	5.15	4.54-5.46
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2025.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended December 31, 2025, the amount of distributions estimated to be a tax return of capital was approximately $222,000. The final determination of tax characteristics of the Trust’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At June 30, 2025, the Trust, for federal income tax purposes, had deferred capital losses of $29,472,699 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2025, $1,070,393 are short-term and $28,402,306 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$165,494,144
Gross unrealized appreciation	$ 1,987,167
Gross unrealized depreciation	(7,073,567)
Net unrealized depreciation	$ (5,086,400)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.69% of the Trust’s average weekly gross assets and is payable monthly. The annual investment adviser fee rate shall be reduced to the following as of the stated date: May 1, 2026: 0.55%. Gross assets as referred to herein are calculated by deducting accrued liabilities of the Trust except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. For the six months ended December 31, 2025, the Trust’s investment adviser fee amounted to $570,541.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended December 31, 2025, the investment adviser fee paid was reduced by $2,278 relating to the Trust’s investment in the Liquidity Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2025, the administration fee amounted to $206,718.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $35,800,662 and $39,379,074, respectively, for the six months ended December 31, 2025.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2025. Common shares issued by the Trust pursuant to its dividend reinvestment plan were 22,018 for the year ended June 30, 2025.
On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth calendar quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires. The condition to trigger a tender offer by the Trust in the fourth calendar quarter of 2024 was not met.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust pursuant to the share repurchase program for the six months ended December 31, 2025 and the year ended June 30, 2025.

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

In August 2022, the Trust filed an automatically effective shelf registration statement (the “2022 Registration Statement”) and a prospectus supplement, pursuant to the 2022 Registration Statement, relating to the offer and sale of up to an additional 4,551,438 common shares of the Trust under the Trust’s then current equity shelf offering program. As of August 2025, the offering of unsold shares pursuant to the 2022 Registration Statement has been terminated.
During the six months ended December 31, 2025, there were no shares sold by the Trust pursuant to its then current shelf offering. During the year ended June 30, 2025, the Trust sold 752,798 common shares and received proceeds (net of offering costs) of $4,721,030 through its then current shelf offering. The net proceeds in excess of the net asset value of the shares sold were $97,698 for the year ended June 30, 2025. Offering costs (other than the applicable sales commissions) incurred in connection with the then current shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and was entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which was re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the year ended June 30, 2025 were $9,538.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2025 is included in the Portfolio of Investments. At December 31, 2025, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $92,360. At December 31, 2025, there were no assets pledged as collateral by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$ 7,174	$ (92,360)
Total Derivatives subject to master netting or similar agreements	$7,174	$(92,360)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$7,174	$ —	$ —	$ —	$7,174

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
HSBC Bank USA, N.A.	$ (17,317)	$ —	$ —	$ —	$ (17,317)
Standard Chartered Bank	(75,043)	—	—	—	(75,043)
	$(92,360)	$ —	$ —	$ —	$(92,360)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(65,978)	$217,446
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2025, which is indicative of the volume of this derivative type, was approximately $13,556,000.

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Revolving Credit and Security Agreement
The Trust has entered into a Credit Agreement, as amended, (the Agreement) with a bank to borrow up to a limit of $35 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through April 30, 2026, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on May 1, 2025, the Trust also paid upfront fees of $17,500, which are being amortized to interest expense through April 30, 2026. The unamortized balance at December 31, 2025 is approximately $6,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2025, the Trust had borrowings outstanding under the Agreement of $20,000,000 at an annual interest rate of 4.70%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2025 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at December 31, 2025. For the six months ended December 31, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $18,945,652 and 5.10%, respectively.
9  Affiliated Investments
At December 31, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $2,105,614, which represents 2.0% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,704,749	$30,022,829	$(29,621,964)	$ —	$ —	$2,105,614	$64,220	2,105,614
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 8,589,416	$ —	$ 8,589,416
Common Stocks	11,681	1,825,232	0	1,836,913
Corporate Bonds	—	5,735,277	—	5,735,277
Preferred Stocks	—	64,281	99,904	164,185
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	141,900,260	161,265	142,061,525
Warrants	—	—	0	0
Miscellaneous	—	—	0	0

Eaton Vance
Senior Income Trust
December 31, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$ 2,105,614	$ —	$ —	$ 2,105,614
Total Investments	$ 2,117,295	$ 158,114,466	$ 261,169	$ 160,492,930
Forward Foreign Currency Exchange Contracts	$ —	$ 7,174	$ —	$ 7,174
Total	$ 2,117,295	$ 158,121,640	$ 261,169	$ 160,500,104
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (92,360)	$ —	$ (92,360)
Total	$ —	$ (92,360)	$ —	$ (92,360)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2025 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Trust. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Trust and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in March 2026. At this time, the Trust cannot reliably predict the outcome of these proceedings or the effect, if any, on the Trust's net asset value.

Eaton Vance
Senior Income Trust
December 31, 2025
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on October 8, 2025. The following action was taken by the shareholders:
Proposal 1(a): The election of Alan C. Bowser, George J. Gorman, and Marcus L. Smith to be elected as Class III Trustees of the Trust for a three-year term expiring in 2028.
The following votes were cast by the Trust’s common and APS shareholders, voting together as a single class:
	Number of Shares
Nominees for Trustee	For	Withheld
Alan C. Bowser	12,023,676	734,124
George J. Gorman	12,220,868	716,932
Marcus L. Smith	12,233,220	704,580
Proposal 1b: The election of Nancy Wiser Stefani as a Class III Trustee of the Trust for a three-year term expiring in 2028.
The following votes were cast by the Trust’s APS shareholders, voting separately as a single class:
	Number of Shares
Nominiee for Trustee	For	Withheld
Nancy Wiser Stefani	1,089	84

Eaton Vance
Senior Income Trust
December 31, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7700    12.31.25

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 24, 2026